Summary of Significant Accounting Policies - Amortization Periods (Table) (Details)	12 Months Ended
Dec. 31, 2019
Trade name
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	32 years
Favorable lease terms
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	1 year
Port terminal operating rights
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	47 years
Customer relationships
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	20 years